Offerings - Offering: 1	Jul. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.296% Fixed Rate / Floating Rate Subordinated Notes due 2036
Amount Registered | shares	1,046,250,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,046,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 160,181
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon an exchange rate of $1.1625/€1 on July 16 , 2025, as published by Bloomberg L.P.